Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR
April 25, 2016
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC    20549-4644

Re:            Allianz Life Variable Account B
Registration Statement Nos. 333-82329 and 811-05618

Dear Sir/Madam:
Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent post-effective Amendment, which Amendment has been filed electronically.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By: /s/            Stewart D. Gregg
Stewart D. Gregg